Related-party transactions (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2024 ARS ($)
SACDESA [Member]
IfrsStatementLineItems [Line Items]
Operating cost	$ 1,650
EDELCOSSA [Member]
IfrsStatementLineItems [Line Items]
Payment for annual advisory services	$ 1,766
Related party agreement term	60 days
Charges for technical advisory services	$ 40,490